Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Committee maintains equity grant practices and procedures, including with respect to the timing of awards of stock options. Although the Committee does not have a formal policy with respect to the timing of stock options, the Committee has historically made annual awards of stock options in the second quarter of each year. Newly hired or promoted executive officers or key management employees have on occasion received an award of stock options at or near the date of hiring or promotion. The Committee does not grant stock options with an exercise price that is less than the closing price of the Common Stock on the grant date. The Committee’s general practice is to not grant stock options in anticipation of the release of material nonpublic information, or use such information in determining the terms of stock option awards. In addition, the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2024, no stock options were granted to the NEOs during any period beginning four business days before the filing or furnishing of a periodic or current report with the SEC that disclosed material non-public information and ending one business day after the filing or furnishing of such reports.

Award Timing Method	Although the Committee does not have a formal policy with respect to the timing of stock options, the Committee has historically made annual awards of stock options in the second quarter of each year. Newly hired or promoted executive officers or key management employees have on occasion received an award of stock options at or near the date of hiring or promotion. The Committee does not grant stock options with an exercise price that is less than the closing price of the Common Stock on the grant date. The Committee’s general practice is to not grant stock options in anticipation of the release of material nonpublic information, or use such information in determining the terms of stock option awards. In addition, the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2024, no stock options were granted to the NEOs during any period beginning four business days before the filing or furnishing of a periodic or current report with the SEC that disclosed material non-public information and ending one business day after the filing or furnishing of such reports.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	During 2024, no stock options were granted to the NEOs during any period beginning four business days before the filing or furnishing of a periodic or current report with the SEC that disclosed material non-public information and ending one business day after the filing or furnishing of such reports.
MNPI Disclosure Timed for Compensation Value	false